S000003462 [Member] Investment Risks - Sit Balanced Fund	Jun. 30, 2026
Market Risks [Member]
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Market Risk: The market value of securities may fall, sometimes rapidly and unpredictably. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the market(s) generally. Local, regional or global events such as war, acts of terrorism, other armed conflicts, tariffs, the spread of infectious illness, epidemics or other public health issues, recessions, market instability, or other events could have a significant impact on the Fund and its investments and potentially increase the risks described herein.

Mid Cap Stock Risk [Member]
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›	Mid Cap Stock Risk: Stocks of mid cap companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies.

Growth Style Investing Risk [Member]
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Growth Style Investing Risk: Different types of stocks tend to shift into and out of favor with stock market investors depending on market and economic conditions. The Fund invests in growth style stocks. The Fund’s performance may at times be better or worse than the performance of funds that focus on other types of stocks or that have a broader investment style.

Dividend Paying Company Risk [Member]
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Dividend Paying Company Risk: The Fund’s income objective may limit its ability to appreciate during a broad market advance because dividend paying stocks may not experience the same capital appreciation as non‑dividend paying stocks. In addition, stocks held by the Fund may reduce or stop paying dividends which could affect the Fund’s ability to generate income.

Income Risk [Member]
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Income Risk: Income received from the Fund may vary widely over the short- and long-term and/or be less than anticipated if the proceeds from maturing securities in the Fund are reinvested in lower-yielding securities.

Interest Rate Risks [Member]
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Interest Rate Risk: The value of fixed income securities fluctuates as a result of the inverse relationship between the market value of outstanding fixed income securities and changes in interest rates. An increase in interest rates will generally reduce the market value of fixed income investments and a decline in interest rates will tend to increase their value. The Fund may face a heightened level of interest rate risk in times of monetary policy change and/or uncertainty, such as when the Federal Reserve Board adjusts a quantitative easing program and/or changes rates. A changing interest rate environment increases certain risks, including the potential for periods of volatility, increased redemptions, shortened durations (i.e., prepayment risk) and extended durations (i.e., extension risk).

Credit Risks [Member]
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Credit Risk: The issuers or guarantors of securities of fixed-income securities owned by the Fund (including U.S. Government agencies and instrumentalities issuing securities that are not guaranteed by the full faith and credit of the U.S. Government) may default on the payment of principal or interest, or experience a decline in credit quality, causing the value of the Fund to decrease.

Prepayment and Extension Risk [Member]
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Prepayment and Extension Risk: Declining interest rates may compel borrowers to prepay mortgages and debt obligations underlying the mortgage-backed and asset-backed securities owned by the Fund. The proceeds received by the Fund from prepayments will likely be reinvested at interest rates lower than the original investment, thus resulting in a reduction of income to the Fund. Likewise, rising interest rates could reduce prepayments and extend the life of securities with lower interest rates, which may increase the sensitivity of the Fund’s value to rising interest rates.

Call Risk [Member]
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Call Risk: Many bonds may be redeemed (“called”) at the option of the issuer before their stated maturity date. In general, an issuer will call its bonds if they can be refinanced by issuing new bonds which bear a lower interest rate. The Fund may then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the Fund’s income.

Mortgage Backed Securities Risk [Member]
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Mortgage-Backed Securities Risk: The value of the Fund’s mortgage-backed securities may be affected by factors including changes in interest rates, the market value of the underlying assets, and the creditworthiness of the issuer or entities that provide credit enhancements. Mortgage-backed securities are subject to prepayment risk, and the impact of prepayments on the value of mortgage-backed securities may be difficult to predict and may result in greater volatility.

Sector Risk [Member]
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Sector Risk: To the extent the Fund invests a significant portion of its assets in the securities of companies in the same sector of the market or region, an adverse economic, business or political development affecting that sector or region may affect the value of the Fund’s investments more, and the Fund’s investments may be more volatile, than if its investments were not so concentrated in such economic sector or geographic region.

Political Economic and Tax Risk [Member]
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Political, Economic and Tax Risk: Because the Fund invests in municipal securities issued by states and their political subdivisions, the Fund may be particularly affected by the political and economic conditions and developments in those states. Since the Fund invests in municipal securities, the value of the Fund may be more adversely affected than other funds by future changes in federal or state income tax laws.

Liquidity Risk [Member]
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Liquidity Risk: The reduction in market making capacity and other market events has the potential to decrease liquidity and increase price volatility in the fixed income markets in which the Fund invests, particularly during periods of economic or market stress. As a result of this decreased liquidity, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on the Fund’s performance. If the Fund needed to sell large blocks of bonds to meet shareholder redemption requests or to raise cash, those sales could further reduce the bonds’ prices and hurt performance.

Investment Company Risk [Member]
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Investment Company Risk: To the extent that the Fund invests in shares of another investment company, it will indirectly absorb its pro rata share of such investment company’s operation expenses, including investment advisory and administrative fees, which will reduce the Fund’s return on such investment relative to investment alternatives that do not include such expenses. In addition, the ability of the Fund to achieve its investment objective will partially depend upon the ability of the acquired fund to achieve its investment objective.

Management Risk [Member]
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›	Management Risk: A strategy used by the investment management team may not produce the intended results.

Cybersecurity Risk [Member]
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Cybersecurity Risk: Cybersecurity breaches may allow an unauthorized party to gain access to Fund assets, shareholder data, or proprietary information, or cause the Fund and/or its service providers to suffer data corruption or lose operational functionality. The issuers of securities in which the Fund invests are also subject to cybersecurity risks, and the value of these securities could decline if the issuers experience cyber-attacks or other cybersecurity breaches.

Risk Lose Money [Member]
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Risk [Text Block]	You could lose money by investing in the Fund.